Allscripts Healthcare Solutions, Inc.

222 Merchandise Mart Plaza, Suite 2024

Chicago, IL 60654

August 20, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Mark P. Shuman

Re:	Allscripts Healthcare Solutions, Inc.
Preliminary Proxy Statement on Schedule 14A
SEC File No. 000-32085
Date Filed: August 12, 2008

Allscripts Healthcare Solutions, Inc.
Form 10-K for the year ended December 31, 2007
Filed February 29, 2008

Allscripts Healthcare Solutions, Inc.
Form 10-Q for the Fiscal Quarter ended March 31, 2008
Filed May 12, 2008

Ladies and Gentlemen,

On August 20, 2008, Allscripts Healthcare Solutions, Inc. (“Allscripts”), filed a letter in response (the “Response Letter”) to the comments contained in the Staff’s comment letter dated August 19, 2008 with respect to Allscripts’ Revised Preliminary Proxy Statement on Schedule 14A, as filed with the Securities and Exchange Commission (the “Commission”) on August 12, 2008 (the “Proxy Statement”).

In connection with the filing of the Response Letter and the anticipated filing of Allscripts’ definitive Proxy Statement (the “Definitive Proxy Statement”), Allscripts advises the Staff as follows: (i) comments from the Staff or the Commission or any changes to the Proxy Statement or Definitive Proxy Statement, in response to comments from the Staff do not foreclose the Commission from taking any action with respect to such proxy statements, (ii) no action of the Commission or the Staff relieves Allscripts from its full responsibility for the adequacy and accuracy of the disclosure in the Definitive Proxy Statement and all amendments and supplements thereto and (iii) Allscripts may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions regarding the foregoing, please contact the undersigned at (312) 506-1207.

Very truly yours,

ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.

By:	/s/ Lee Shapiro
	Name:	Lee Shapiro
	Title:	President

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